   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 15, 1995


                                                              File No. 33-37687
                                                              File No. 811-6192
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                            -----------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /

                        POST-EFFECTIVE AMENDMENT NO. 13                   /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / /

                               AMENDMENT NO. 15                           /X/


                                STEPSTONE FUNDS
                            -----------------------
                        (formerly Union Investors Funds)
               (Exact Name of Registrant as Specified in Charter)

          2 Oliver Street
         Boston, Massachusetts                      02109
------------------------------------------       ---------------
(Address of Principal Executive Offices)         (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 342-5734
                                                           ---------------

                                Mr. David G. Lee
                              C/O SEI Corporation
                            680 East Swedesford Road
                          Wayne, Pennsylvania 19087
                          -------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:


   Jonathan A. Wright                Richard W. Grant, Esquire           John H. Grady, Jr. Esquire
   Senior Counsel                    Morgan, Lewis & Bockius LLP         Morgan, Lewis & Bockius LLP
   Union Bank                        2000 One Logan Square               1800 M Street, N.W.
   445 South Figueroa Street         Philadelphia, PA 19103              Washington, D.C.  20036
   Los Angeles, CA  90017


-------------------------------------------------------------------------------

It is proposed that this filing will become effective (check appropriate box)

        Immediately upon filing pursuant to paragraph (b), or
  ---
        On [date] pursuant to paragraph (b), or
  ---

   X    60 days after filing pursuant to paragraph (a), or
  ---

        On [date] pursuant to paragraph (a) of Rule 485, or
  ---

        75 days after filing pursuant to paragraph (a) of Rule 485.
  ---

-------------------------------------------------------------------------------

  DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940 the Registrant has elected to register an indefinite amount of securities. Registrant filed a Rule 24f-2 Notice on March 27, 1995 for the Registrant's fiscal year ending January 31, 1995.

                                STEPSTONE FUNDS

                        POST-EFFECTIVE AMENDMENT NO. 13

                             CROSS REFERENCE SHEET

N-1A ITEM NO.                                                     LOCATION
================================================================================================================================
PART A

 Item 1.   Cover Page                                 Cover Page
 Item 2.   Synopsis                                   Summary
 Item 3.   Condensed Financial Information            Financial Highlights
 Item 4.   General Description of Registrant          The Trust; Investment Objective(s); Investment Policies; General Investment
                                                      Policies; Risk Factors; Investment Limitations; Fundamental Policies;
                                                      Description of Permitted Investments
 Item 5.   Management of the Fund                     The Advisor; The Sub-Advisor; The Administrator; The Shareholder  Servicing
                                                      Agent; The Distributor; General Information - Trustees of the Trust
 Item 6.   Capital Stock and Other Securities         Voting Rights; The Advisor; Taxes; General Information - Information -
                                                      Dividends; Shareholder Inquiries
 Item 7.   Purchase of Securities Being Offered       Purchase and Redemption of Shares
 Item 8.   Redemption or Repurchase                   Purchase and Redemption of Shares
 Item 9.   Pending Legal Proceedings                  *


PART B

 Item 10.   Cover Page                                Cover Page
 Item 11.   Table of Contents                         Table of Contents
 Item 12.   General Information and History           The Trust
 Item 13.   Investment Objectives and Policies        Investment Objective and Policies; Investment Limitations; Securities Lending
 Item 14.   Management of the Registrant              Trustees and Officers of the Trust (Prospectus); The Administrator; The
                                                      Shareholder Servicing Agent


N-1A ITEM NO.                                                     LOCATION
===============================================================
 Item 15.   Control Persons and Principal
            Holders of Securities                     Trustees and Officers of the Trust (Prospectus)
 Item 16.   Investment Advisory and Other
            Services                                  The Advisor; The Administrator; The Shareholder Servicing Agent; The
                                                      Distributor; Counsel and Independent Public Accountants
 Item 17.   Brokerage Allocation                      Portfolio Transactions
 Item 18.   Capital Stock and Other Securities        Description of Shares
 Item 19.   Purchase, Redemption, and Pricing of
            Securities Being Offered                  Purchase and Redemption of Shares (Prospectus); Determination of Net Asset
                                                      Value
 Item 20.   Tax Status                                Tax (Prospectus); Tax
 Item 21.   Underwriters                              The Distributor
 Item 22.   Calculation of Yield Quotations           Computation of Yield and Calculation of Total Return
 Item 23.   Financial Statements                      Financial Statements

PART C

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

The Prospectuses for the Institutional and Investment Shares of the Money Market Fund, Treasury Money Market Fund, California Tax-Free Money Market Fund, California Tax Free Bond Fund, Growth Equity Fund, Value Momentum Fund, Balanced Fund, Emerging Growth Fund, Blue Chip Growth Fund, Convertible Securities Fund, Government Securities Fund, Intermediate-Term Bond Fund, Limited Maturity Government Fund and International Equity Fund and the Statement of Additional Information included as part of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 33-37687) filed with the Securities and Exchange Commission on May 31, 1995 are hereby incorporated by reference as if set forth in full herein.

                                STEPSTONE FUNDS

A Family of Mutual Funds

STEPSTONE FUNDS (the "Trust") is a mutual fund that offers a convenient means of investing in one or more professionally managed portfolios of securities. This Prospectus relates to the Trust's:

                -- MONEY MARKET FUND
                -- TREASURY MONEY MARKET FUND


                                CASH SWEEP CLASS



The Trust's Cash Sweep Class is offered to business customers of UNION BANK and THE BANK OF TOKYO TRUST COMPANY, their affiliates and correspondents for the automated investment of designated cash balances. Such business customers include corporations, partnerships, sole proprietorships, non-profit organizations and government agencies.


AN INVESTMENT IN A FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087-1658 or by calling 1-(800) 862-6243. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING UNION BANK, THE BANK OF TOKYO TRUST COMPANY OR ANY OF THEIR AFFILIATES OR CORRESPONDENTS. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISKS INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


            , 1996


CASH SWEEP CLASS

 2

                                    SUMMARY


STEPSTONE FUNDS (the "Trust") is a diversified open-end investment company which provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the Money Market, Treasury Money Market Funds, Cash Sweep Class (each a "Fund"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.



WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES? THE MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. THE TREASURY MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income. See "Investment Objectives."



WHAT ARE THE FUNDS' PERMITTED INVESTMENTS? THE MONEY MARKET FUND invests in obligations denominated in U.S. dollars, including commercial paper, bank obligations, thrift and savings and loan obligations, short-term corporate obligations, general U.S. Government obligations and repurchase agreements involving such obligations, receipts evidencing ownership of component parts of U.S. Treasury obligations and securities issued or guaranteed by foreign branches of foreign banks and foreign commercial paper. THE TREASURY MONEY MARKET FUND invests exclusively in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system, and repurchase agreements involving such obligations. See "Investment Policies."



WHAT ARE THE RISKS INVOLVED WITH AN INVESTMENT IN THE FUNDS? Each Fund seeks to maintain a net asset value of $1.00 per share. There can be no assurance that a Fund will be able to maintain a net asset value of $1.00 per share on a continuous basis. See "Risk Factors."


ARE MY INVESTMENTS INSURED? Any guarantee by the U.S. Government, its agencies or instrumentalities of the securities in which any Fund invests guarantees only the payment of principal and interest on the guaranteed security and does not guarantee the yield or value of the security or yield or value of shares of that Fund. The Trust's shares are not federally insured by the FDIC or any other government agency.

WHO IS THE ADVISOR? Union Capital Advisors, a division of Union Bank, serves as the Advisor of the Trust.

WHO IS THE ADMINISTRATOR? SEI Financial Management serves as the Administrator of the Trust. See "The Administrator."

WHO IS THE SHAREHOLDER SERVICING AGENT? SEI Financial Management Corporation serves as transfer agent, dividend disbursing agent, and shareholder servicing agent for the Trust. See "Shareholder Servicing Agent."

WHO IS THE DISTRIBUTOR? SEI Financial Services Company acts as Distributor of the Trust's shares. See "The Distributor."


HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions will be effected pursuant to the terms and conditions of Cash Sweep accounts entered into by shareholders with Union Bank and its affiliates and correspondents. Orders may be placed on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). The minimum investment is $1,000. Shareholders must place orders to purchase prior to 9:00 A.M. Pacific time or orders to redeem prior to 9:00 A.M. Pacific time for the Money Market and Treasury Money Market Fund on any Business Day. Otherwise the order will be effective the next Business Day. In addition, effectiveness of a purchase is contingent on the Custodian's receipt of Federal funds before 11:00 A.M. Pacific time. See "Purchase and Redemption of Shares."


HOW ARE DIVIDENDS PAID? The net investment income (exclusive of short-term capital gains) of the Funds is determined and declared on each Business Day as a dividend for Shareholders of record as of the close of business on that day. Dividends are paid monthly in additional shares unless the Shareholder elects to take the payment in cash. See "Dividends."

 3


ANNUAL OPERATING EXPENSES
(As a percentage of average net assets)                                          CASH SWEEP CLASS

                                                                               MONEY        TREASURY
                                                                               MARKET     MONEY MARKET
                                                                                FUND          FUND
------------------------------------------------------------------------------------------------------
Advisory Fees (After Fee Waivers)(1).........................................   .30%          .25%
12b-1 Fees (After Fee Waivers)(2)............................................   .35%          .35%
Other Expenses...............................................................   .20%          .20%
------------------------------------------------------------------------------------------------------
Total Operating Expenses (After Fee Waivers)(3)..............................   .85%          .80%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------



(1) The Advisor has voluntarily agreed to waive fees to the extent necessary in order to limit Total Operating Expenses of the Treasury Money Market Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent this fee waiver, the Advisory Fees would be .30% for the Fund.


(2) The Cash Sweep Class Plan provides that the Cash Sweep Class shares will bear the costs of distribution expenses and, in addition, the Trust may pay the Distributor a fee of up to .50% of the Cash Sweep Class shares' average daily net assets, which may be used to compensate broker/dealers and service providers. See "The Distributor" for further information. The Distributor has agreed to waive fees so that such fees payable under the Cash Sweep Plan are limited to .35%.


(3) Absent fee waivers, "Total Operating Expenses" would be 1.00% and 1.00% for the Money Market Fund and Treasury Money Market Fund, respectively.


EXAMPLE:


-------------------------------------------------------------------------------------------------------------
                                                                      1 YR.     3 YRS.     5 YRS.     10 YRS.
-------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.
Money Market Fund...................................................   $ 9       $ 27       $ 47       $ 105
Treasury Money Market Fund..........................................   $ 8       $ 26       $ 44       $  99
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------



THE EXAMPLE IS BASED UPON THE TOTAL OPERATING EXPENSES OF A FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Funds. The information set forth in the foregoing table and example relates only to Cash Sweep Class shares. The Trust also offers Institutional and Investment Class shares of the Funds which are subject to the same expenses except there are no distribution expenses.


Additional information may be found under "The Administrator" and "The Advisor."

 4

THE TRUST


STEPSTONE FUNDS (formerly Union Investors Funds) (the "Trust") is a diversified open-end management investment company that offers units of beneficial interest ("shares") in fourteen separate investment funds. Shareholders may purchase shares of 12 of the funds through two separate classes of shares (Institutional Class and Investment Class) and three separate classes of the Money Market Fund and Treasury Money Market Fund (Institutional Class, Investment Class, and Cash Sweep Class) which provide for variations in distribution costs, voting rights and dividends. Except for these differences between the classes, each share of each fund represents an equal proportionate interest in that fund. This Prospectus relates to the Cash Sweep Class shares of the Trust's Money Market and Treasury Money Market Funds (each a "Fund"). Information regarding the Trust's other funds is contained in separate prospectuses that may be obtained from the Trust's Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658.


INVESTMENT OBJECTIVES

THE MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

THE TREASURY MONEY MARKET FUND seeks to preserve principal value and maintain a high degree of liquidity while providing current income.


There is no assurance that a Fund's investment objective will be met.


INVESTMENT POLICIES

MONEY MARKET FUND

The Money Market Fund will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper issued by domestic and foreign issuers rated at least A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors Service ("Moody's") at the time of investment or, if not rated, as determined by the Advisor to be of comparable quality; (ii) obligations (certificates of deposit, bank notes, time deposits, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations with a remaining term of not more than 397 days of issuers with commercial paper of comparable priority and security meeting the above ratings or determined by the Advisor to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g. obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TR's, TIGR's and CATS; (vi) repurchase agreements involving such obligations;
(vii) restricted securities which have not been registered under the Securities Act of 1933 (Rule 144A Securities) and (viii) loan participations. The Advisor will determine that the permitted investments present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees.

The Fund reserves the right to concentrate its investments in certain instruments issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks. The Fund is permitted to reserve freedom of action with respect to concentration in obligations issued by foreign branches of domestic banks, but only so long as the investment risk associated with investing in such instruments is the same as that associated with investing in instruments issued by the U.S. parent, in that the U.S. parent would be unconditionally liable in the event that the foreign branch failed to pay on instruments.

 5

The Fund may invest up to 5% of its total assets in such loan participations issued by a bank in the United States with assets exceeding $1 billion where the underlying loan is made to a borrower in whose obligations the Fund may invest and the underlying loan has a remaining maturity of one year or less.

The Fund may invest in readily-marketable securities backed by company receivables, truck and auto loans, leases, and credit card loans provided that such instruments satisfy the rating requirements described above or are determined by the Advisor to be of comparable quality.

The Fund may invest in U.S. dollar denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, obligations of supranational entities such as the World Bank and the Asian Development Bank; provided that the Fund invests no more than 5% of its assets in any such instrument and has no more than 25% of its assets in such instruments in the aggregate.

TREASURY MONEY MARKET FUND

The Treasury Money Market Fund will invest exclusively in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the Federal book-entry system ("STRIPS"), and repurchase agreements involving such obligations.

The Fund is limited to making investments and engaging in investment transactions that are permissible for federal credit unions.

Guarantees of the Fund's portfolio securities by the U.S. Government or its agencies or instrumentalities guarantee only the principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.


GENERAL INVESTMENT POLICIES


Each Fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by a Fund. Under these regulations, a Fund will invest only in U.S. dollar denominated securities, will maintain an average maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less. For a further discussion of these rules, see the "Description of Permitted Investments."

Each Fund may enter into forward commitments, or purchase securities on a when-issued basis. A Fund is permitted to invest in when-issued securities where such purchases are for investment and not for leveraging purposes; however, a Fund may sell these securities before the settlement date if it is deemed advisable. No additional forward commitments will be made if more than 20% of a Fund's net assets would be so committed.

Each Fund may also engage in securities lending and a Fund will limit such practice to 33 1/3% of its total assets.

Each Fund will limit its investment in illiquid securities to 10% of its net assets.

For a further description of each Fund's permitted investments, see "Description of Permitted Investments."

ELIGIBILITY UNDER FEDERAL CREDIT
UNION ACT

Shares of the Treasury Money Market Fund (the Fund) are designed to qualify as eligible investments for federally chartered credit unions pursuant to Section 107(7), 107(8) and 107(15) of the Federal Credit Union Act and Part 703 of the National Credit Union Administration Rules and Regulations. The Fund will continually monitor changes in the applicable laws, rules and regulations governing eligible investments, including new investments, for federally chartered

 6

credit unions and will take such action as may be necessary to assure that the Fund's investments, and, therefore, shares of the Fund, continue to qualify as eligible investments under the Federal Credit Union Act.

Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act set forth those securities, deposits and other obligations in which federally chartered credit unions may invest. The Fund's investments consist exclusively of assets designed to qualify as eligible investments if owned directly by a federally chartered credit union. Shares of the Fund may or may not qualify as eligible investments for particular state chartered credit unions. Accordingly, the Fund encourages, but does not require, each state chartered credit union to consult qualified legal counsel concerning whether the Fund's shares are permissible investments for that credit union. While the Advisor will assure that the Fund follows investment policies set forth herein, the Fund cannot be responsible for compliance by participating state chartered credit unions with limitations on permissible investments to which they may be subject.

RISK FACTORS

It is a fundamental policy of each Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There is no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.

Foreign investments in which the Money Market Fund may invest involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other government restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and foreign issuers generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. issuers. The Money Market Fund does not limit, except as indicated above, the amount of its assets which can be invested in any one type of instrument or in any foreign country.


INVESTMENT LIMITATIONS


1. The Money Market Fund and the Treasury Money Market Fund may not purchase securities of any issuer (except securities issued or guaranteed by the United States its agencies or instrumentalities) and repurchase agreements involving such securities if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. While this restriction applies to 75% of each Fund's assets, the Money Market Fund and the Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a policy providing that the 5% limitation shall apply to 100% of the Fund's assets, provided, however, that each Fund may invest up to 25% of its assets in the First Tier quality securities of a single issuer for up to three days. In addition, for purposes of this limitation, as it relates to the Money Market Fund, loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower.


2. Each Fund may not purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further, that utilities as a group will not be considered to be one industry, and wholly-owned subsidiaries organized to finance the operations of their parent companies will be considered to be in the same industry as their parent companies. For purposes of this limitation as it relates to the Money Market Fund, loan participations are considered to be issued

 7


by both the issuing bank and the underlying corporate borrower, supranational entities are considered to be a separate industry, and this limitation does not apply to investments in the banking industry.



3. Each Fund may not make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.


The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

FUNDAMENTAL POLICIES

The investment objective and investment limitations are fundamental policies of the Funds. It is also a fundamental policy of each Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. Fundamental policies cannot be changed with respect to a Fund without the consent of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

THE ADVISOR

The Trust and Union Capital Advisors (the "Advisor"), a division of Union Bank, have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of, the Advisor or Union Bank and are not guaranteed by the FDIC or any other government agency.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .30% of the average daily net assets of each Fund. The Advisor may from time to time voluntarily waive all or a portion of its fees in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time in the Advisor's sole discretion.


For the fiscal year ended January 31, 1995, the Money Market and Treasury Money Market Funds paid a fee of .30% and .23% of that Fund's average daily net assets, respectively.


Union Capital Advisors, 445 S. Figueroa Street, Los Angeles, California 90071, operates as a separate division of Union Bank. In 1988, the former Union Bank was acquired by California First Bank, and the resulting bank changed its name to Union Bank. Each of the former banks or its predecessor bank had been in banking since the early 1900's and each historically has had significant Investment functions within their Trust and Investment Divisions. Union Bank is a subsidiary of The Bank of Tokyo, Ltd. Tokyo.

At January 31, 1995, Union Capital Advisors managed $4.7 billion in individual portfolios and collective funds. The Advisor's clients range from pension funds, national labor union plans and foundations to personal investments and trust portfolios.

The Glass-Steagall Act restricts the securities activities of banks such as Union Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

 8

THE ADMINISTRATOR

SEI Financial Management Corporation (the "Administrator"), a wholly-owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to an Administration Agreement (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator provides the Trust with certain management services including all necessary office space, equipment, personnel, and facilities.


The Administrator is entitled to a fee, calculated daily and paid monthly, at an annual rate of .15% of Trust assets up to $1 billion, .12% of assets between $1 billion and $2 billion and .10% of assets over $2 billion. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses applicable to a Fund's Cash Sweep Class shares. Any such waiver is voluntary and may be terminated at any time.


THE SHAREHOLDER SERVICING AGENT

SEI Financial Management Corporation serves as the transfer agent, dividend disbursing agent, and shareholder servicing agent for the Trust. Compensation for these services is paid under the Administration Agreement.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation (SEI), and the Trust are parties to a distribution agreement ("Distribution Agreement"). The Distribution Agreement is renewable annually and may be terminated by the Distributor, by a majority vote of the Disinterested Trustees or by a majority vote of the outstanding securities of the Trust upon not more than 60 days written notice by either party, or upon assignment by the Distributor.


The Cash Sweep Class has a distribution plan ("Cash Sweep Class Plan"). The Cash Sweep Class Plan provides that the Cash Sweep Class shares of a Fund will reimburse the Distributor for the following expenses: (1) the cost of prospectuses, reports to Shareholders, sales literature and other materials for potential investors and (2) expenses incurred in connection with the promotion and sale of the Trust's shares including expenses for travel, communication, and compensation and benefits for sales personnel.



In addition, the Trust pays the Distributor a fee of up to .50% of a Fund's Cash Sweep Class shares average daily net assets, which can be used by the Distributor to compensate broker/dealers and service providers. The Distributor has agreed to waive any fees payable pursuant to the Plan other than .35%. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.


PURCHASE AND REDEMPTION OF SHARES


Purchases and redemptions of shares of the Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). Such orders will generally be effected pursuant to the terms and conditions of Cash Sweep accounts entered into by shareholders of the Funds with Union Bank and its affiliates and correspondents. The minimum initial investment is $1,000.


Purchase orders will be effective on the Business Day made if the Distributor receives an order before 9:00 A.M., Pacific time on such Business Day. Otherwise, the purchase order will be effective the next Business Day. Effectiveness of a purchase order on any Business Day is contingent on the Custodian's receipt of Federal funds before 11:00 A.M. Pacific time on such day. The purchase price is the net asset value per share, which is expected to remain constant at $1.00. The net asset value per share is calculated as of 9:00 A.M., Pacific time, each Business Day based on the amortized cost method. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Shares of the Funds are offered only to residents of states in which the shares are eligible for purchase.

 9

The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share of a Fund (normally $1.00 per share).


Redemption orders may be made any time before 9:00 A.M. Pacific time for the Money Market and Treasury Money Market Fund in order to receive that day's redemption price (i.e. the next determined net asset value per share). For redemption orders received before 9:00 A.M. Pacific time, payment will be made the same day by transfer of federal funds. Otherwise, payment will be made on the next Business Day. Redeemed shares are entitled to dividends declared the day the redemption order is effective.


Neither the Trust's transfer agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes are genuine. The Trust and its transfer agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone instructions if it does not employ these procedures. Such procedures may include taping of telephone conversations. If market conditions are extraordinarily active or extraordinary circumstances exist, and you experience difficulties placing redemption order by telephone, you may wish to consider placing your order by other means.

COMPUTATION OF YIELD


From time to time a Fund advertises its "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.



The performance of Institutional Class shares will normally be higher than for Investment Class and Cash Sweep Class shares because the Institutional Class is generally not subject to distribution expenses generally charged to Investment Class and Cash Sweep Class shares.


The yield of each Fund will fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future.

Each Fund may periodically compare its performance to the performance of: other mutual funds tracked by mutual fund rating services (such as Lipper Analytical), financial and business publications and periodicals; broad groups of comparable mutual funds; unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs; or other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of

 10

benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES


The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of a Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. Additional information concerning taxes is set forth in the Statement of Additional Information.


TAX STATUS OF THE FUNDS:

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS:

Each Fund will distribute all of its net investment income (including net short-term capital gain) and net capital gain to Shareholders. Dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the corporate dividends-received deduction. Distributions of net capital gain also will not qualify for the dividends-received deduction and will be taxable to Shareholders as long-term capital gain regardless of how long the Shareholders have held their shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will make annual reports to Shareholders of the federal income tax status of all distributions.

With respect to investments in STRIPS, TR's, TIGR's and CATS which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell fund securities to distribute such imputed income which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by a Shareholder as income dividends from a Fund provided certain state-specific conditions are satisfied. A Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Treasury obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Fund is considered tax exempt in their particular state.

Income derived by a Fund from obligations of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat Shareholders as having paid their proportionate share of such foreign taxes.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

Dividends declared by a Fund in October, November or December of any year and payable to

 11

Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on the last day of that month, if paid by the Fund any time during the following January.


GENERAL INFORMATION


THE TRUST


The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated October 16, 1990. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each fund. In addition to the Money Market and Treasury Money Market Funds, the Trust consists of the following funds: Growth Equity Fund, Value Momentum Fund, Intermediate-Term Bond Fund, Limited Maturity Government Fund, Balanced Fund, Blue Chip Growth Fund, Emerging Growth Fund, Convertible Securities Fund, Government Securities Fund, California Tax-Free Bond Fund, California Tax-Free Money Market Fund and International Equity Fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional funds.



The Trust pays its expenses, including audit and legal expenses, expenses of preparing and printing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.


TRUSTEES OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management, administrative and shareholder services to the Trust.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each fund or class will vote separately on matters relating solely to such fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon the written request of Shareholders owning at least 10% of the outstanding shares of the Trust. Shareholders will be provided with Shareholder communication assistance in connection with such matters.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, PA 19087-1658.

DIVIDENDS

The net investment income (exclusive of net short-term capital gain) of each Fund is determined and declared on each business day as a dividend for Shareholders of record as of the close of business on that day. Dividends are paid by the Fund in additional shares, unless the Shareholder has elected to take such payment in cash, on the first business day of each month. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the change.


The dividends payable on the Cash Sweep Class shares will be less than the dividends payable on the Institutional Class shares because of the distribution expenses charged to Cash Sweep Class shares. The dividends payable on the Cash Sweep Class will also be less than the dividends payable on the Investment Class shares because

 12


of the higher distribution expenses charged to Cash Sweep Class shares.


COUNSEL AND INDEPENDENT PUBLIC ACCOUNTANTS


Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.


CUSTODIAN

CoreStates Bank NA., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, PA 19101 (the "Custodian") acts as Custodian of the assets of the Fund. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Funds:


ASSET-BACKED SECURITIES (NON-MORTGAGE)--The Money Market Fund may invest in asset-backed securities, which are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.


The development of non-mortgage asset-backed securities is at an early stage compared to mortgage backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage backed securities guaranteed by government agencies or instrumentalities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset.

BANKERS' ACCEPTANCE--A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATE OF DEPOSIT--A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

COMMERCIAL PAPER--Unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months. Purchase of such instruments involves a risk of default by the issuer.

DERIVATIVES--Derivatives are securities whose value is derived from an underlying contract, index or security, or any combination thereof. This includes: futures, options (e.g., puts and calls), options on futures, swap agreements, and some mortgage-backed securities (CMOs, REMICs, IOs and POs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Objectives and Policies" for more information about any investment policies and limitations applicable to their use.

LOAN PARTICIPATIONS--The Money Market Fund may invest in loan participations, which are interests in loans to U.S. corporations (i.e., borrowers) which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent a purchasing Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, in

 13

the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of such borrower because it may be necessary under the terms of the loan participation for the Fund to assert its rights against the borrower through the intermediary bank. Moreover, under the terms of a loan participation the purchasing Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), making it subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.


RULE 144A SECURITIES--The Money Market Fund may purchase Rule 144A Securities. Rule 144A Securities are restricted securities that have not been registered under the Securities Act of 1933 but which may be traded between certain qualified institutional investors, including investment companies. The absence of a secondary market may affect the value of Rule 144A Securities. The Board of Trustees of the Trust has established guidelines and procedures to be utilized to determine the liquidity of such securities.


REPURCHASE AGREEMENTS--Agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 102% of the repurchase price. A Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its rights to dispose of the collateral securities or if a Fund realizes a loss in the sale of the collateral securities. Repurchase agreements are considered loans under the Investment Company Act of 1940, as amended.

SECURITIES ISSUED ON A FORWARD COMMITMENT BASIS OR WHEN-ISSUED SECURITIES--Securities subject to settlement on a future date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes, real or anticipated, in market interest rates and the public's perception of the creditworthiness of the issuer and will have the effect of leveraging the Fund's assets. Purchasing securities on a forward commitment or when-issued basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of a Fund's net asset value per share. The purchasing Fund will establish one or more segregated accounts with the Custodian, and will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities.

SECURITIES LENDING--In order to generate additional income, each Fund may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities as collateral equal to 100% of the market value at all times of the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level of collateral at least equal to the value of the securities lent. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in

 14

the collateral should the borrower of the securities fail financially.


TIME DEPOSIT--A non-negotiable receipt issued by a U.S. or foreign bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.


U.S. GOVERNMENT AGENCY SECURITIES-- Certain Federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., FNMA).

U.S. TREASURY OBLIGATIONS--Bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, known as Separately Traded Registered Interest and Principal Securities ("STRIPS").


RECEIPTS--The Money Market Fund may invest in Receipts, which are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's") and "Certificates of Accrual on Treasury Securities" ("CATS").


STRIPS, TR'S, TIGR'S and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. See also "Taxes."

VARIABLE AND FLOATING RATE INSTRUMENTS--Instruments that carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS

Investments by the Funds are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, the Funds may acquire only obligations that present minimal credit risks and that are "eligible securities" which means they are (i) rated, at the time of investment, by at least two nationally recognized security rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and

 15

security that have a short-term-rating. In determining whether obligations are eligible securities, the rating of the issuer's commercial paper, if any, is used for the above tests. Investments by the Money Market Fund in second tier securities are subject to the further constraints that (i) no more than 5% of the Fund's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Fund's total assets or $1 million. In addition, the Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for three business days.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Summary..........................................      2
Annual Operating Expenses........................      3
The Trust........................................      4
Investment Objectives............................      4
Investment Policies..............................      4
General Investment Policies......................      5
Risk Factors.....................................      6
Investment Limitations...........................      6
Fundamental Policies.............................      7
The Advisor......................................      7
The Administrator................................      8
The Shareholder Servicing Agent..................      8
The Distributor..................................      8
Purchase and Redemption of Shares................      8
Computation of Yield.............................      9
Taxes............................................     10
General Information..............................     11
Description of Permitted Investments.............     12
Restraints on Investments by Money Market
  Funds..........................................     14

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                STEPSTONE FUNDS
                           PART C:  OTHER INFORMATION

                        POST-EFFECTIVE AMENDMENT NO. 13


Item 24.  Financial Statements and Exhibits:

    (a)  Financial Statements:

         Part A:

         Financial Highlights


         Part B: The following financial statements are incorporated by reference to Post Effective Amendment No. 12.


             Statement of Net Assets as of January 31, 1995
             Schedule of Investments as of January 31, 1995
             Statement of Assets and Liabilities as of January 31, 1995 Statement of Operations For the Period Ended as of January 31, 1995 Statement of Changes in Net Assets For the Period Ended January
             31, 1995
             Financial Highlights for a Share Outstanding Throughout the Period Notes to Financial Statements as of January 31, 1995
             Unaudited Statement of Net Assets as of April 30, 1995 for the International Equity Fund
             Unaudited Statement of Operations as of April 30, 1995 for the International Equity Fund
             Unaudited Statement of Changes in Net Assets as of April 30, 1995 for the International Equity Fund
             Unaudited Financial Highlights as of April 30, 1995 for the International Equity Fund
             Notes to Unaudited Financial Statements as of April 30, 1995 for the International Equity Fund

    (b)  Additional Exhibits

         (1) Declaration of Trust, as amended May 12, 1992 (incorporated by reference to Post-Effective Amendment No.
                     3).
         (1)(a) Amendment to Declaration of Trust, as of March 1, 1994 (incorporated by reference to Post-Effective Amendment
                     No. 9).
         (2)         By-Laws (incorporated by reference to Pre-Effective
                     Amendment No. 1).

         (3)         Not Applicable.
         (4)         Not Applicable.

         (5)(a) Investment Advisory Agreement with Union Capital Advisors, A Division of Union Bank (incorporated by reference to exhibit (5)(b) to Pre-Effective Amendment No. 2).


         (5)(b) Schedule C to Investment Advisory Agreement (incorporated by reference to exhibit (5)(c) to Post-Effective Amendment No. 6).


         (5)(c) Form of Sub-Advisory Agreement between Union Capital Advisors and Bank of Tokyo Trust Company (incorporated by reference to exhibit (5)(d) to Post-Effective Amendment No. 9).


         (5)(d) Form of Sub-Advisory Agreement between Union Capital Advisors and BOT Asset Management (UK) Limited, (incorporated by reference to exhibit (5)(e) to Post-Effective Amendment No. 11).

         (6) Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 2).
         (7)         Not Applicable.
         (8) Custodian Agreement (incorporated by reference to Pre-Effective Amendment No. 2).

         (8)(a) Form of Foreign Custody Agreement with State Street Bank & Trust Company (incorporated by reference to Post-Effective Amendment No. 12)


         (9) Administration Agreement, as amended March 9, 1993 (incorporated by reference to exhibit 5(a) to Post-Effective Amendment No. 5).

         (10) Opinion and Consent of Counsel (incorporated by reference to Pre-Effective Amendment No. 2).
         (11)        Consent of Independent Public Accountants, filed herewith.
         (12)        Not Applicable.
         (13)        Not Applicable.
         (14)        Not Applicable.
         (15) Distribution Plan - Investment Class (incorporated by reference to Pre-Effective Amendment No. 2).

         (15)(b)     Distribution Plan - Class C, filed herewith.

         (16) Performance Quotation Computation (incorporated by reference to Pre-Effective Amendment No. 2).

         (18)        Rule 18f-3 Plan, as amended, filed herewith.


         (24) Powers of Attorney (incorporated by reference to Post-Effective Amendment No. 12).


Item 25.  Persons Controlled by or under Common Control with Registrant

    See the Prospectuses and the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 26.  Number of Holders of Securities:

    As of November 8, 1995, the number of record holders of each class of securities of Registrant was as follows:


                                                          NUMBER OF
         TITLE OF CLASS                                 RECORD HOLDERS
         --------------                                 --------------
    INVESTMENT CLASS:
    Treasury Money Market Fund                              1
    Money Market Fund                                       1
    California Tax Free Money Market Fund                   1
    Growth Equity Fund                                      1
    Value Momentum Fund                                     1
    Balanced Fund                                           1
    Intermediate-Term Bond Fund                             1
    Limited Maturity Government Fund                        1
    California Tax Free Bond Fund                           1
    Blue Chip Growth Fund                                   2
    Convertible Securities Fund                             2
    Emerging Growth Fund                                    2
    Government Securities Fund                              2
    International Equity Fund                               1

    INSTITUTIONAL CLASS:
    Treasury Money Market Fund                              4
    Money Market Fund                                       4
    California Tax Free Money Market Fund                   2
    Growth Equity Fund                                      4
    Value Momentum Fund                                     5
    Balanced Fund                                           4
    Intermediate-Term Bond Fund                             5
    Limited Maturity Government Fund                        2
    California Tax Free Bond Fund                           4
    Blue Chip Growth Fund                                   3
    Convertible Securities Fund                             3
    Emerging Growth Fund                                    3
    Government Securities Fund                              3
    International Equity Fund                               4


    CLASS C:
    Treasury Money Market Fund                              0
    Money Market Fund                                       0


Item 27.     Indemnification:

    Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.     Business and Other Connections of Investment Advisor:




    Other businesses, professions, vocations, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:


    The principal business address of Union Capital Advisors is 445 S. Figueroa Street, Los Angeles, California 90071.


Name and Position             Name of                               Connection with
with Investment Advisor       Other Company                         Other Company
-----------------------       -------------                         --------------
Alexander D. Calhoun          Graham & James                        Of Counsel
 Director, Secretary



Richard D. Farman             Pacific Enterprises                   President, Chief

Name and Position             Name of                               Connection with
with Investment Advisor       Other Company                         Other Company
-----------------------       -------------                         --------------
 Director                                                        Operating Officer,
                                                                 Director

Herman E. Gallegos                 Independent Management                  --
 Director                                Consultant

Richard C. Hartnack
 Vice Chairman of the Board

Shin Nakahara                      The Bank of Tokyo, Ltd.      Resident Managing
 Director                                                       Director for the Americas

Yugi Taniguchi                             --                               --
 Executive Vice President
 and Director

Harry W. Low (Hon.)                Judicial Arbitration &                   --
 Director                           Mediation Services, Inc.


Mary S. Metz (Dr.)                 University Extension         Dean
 Director                               University of
                                        California, Berkeley

Sidney R. Petersen                 Getty Oil Company             Chairman & CEO
 Director                                                        (Retired)

Kanetaka Yoshida                       --                                   --
 Director, President & CEO


Robert M. Walker                       --                                   --
 Vice Chairman of
 the Board

Jack L. Hancock                    Pacific Bell                  Executive Vice President
                                                                 (retired)

Name and Position             Name of                               Connection with
with Investment Advisor       Other Company                         Other Company
-----------------------       -------------                         --------------
Blenda J. Wilson (Dr.)        California State University,          President
 Director                        Northridge

Tamotsu Yamaguchi                      --                               --
 Chairman of the Board

Takahiro Moriguchi                     --                               --
 Vice Chairman of
 the Board and Chief
 Financial Officer

Kenji Yoshizawa               The Bank of Tokyo, Ltd.               Deputy President
 Director

Clark Gates                   Current Income Shares                 Director
 Senior Vice President          Inc.

Richard H. Earnest            Current Income Shares Inc.            Director
 Vice President                 Petroleum Land Owners               Director
                                  Land Owners Royalty               Director

Carl J. Colombo                        --                               --
 Vice President

James Atkinson                         --                               --
 Vice President

Clyde N. Powers                        --                               --
 Vice President

Martin D. Standish                     --                               --
 Vice President



The principal business address of The Bank of Tokyo Trust Company is 100 Broadway, New York, New York 10005.

Name and Position                  Name of                          Connection with
with Investment SubAdvisor         Other Company                    Other Company
--------------------------         -------------                    --------------
Akira Okuhata                      BOT Securities, Inc.             Chairman & Director Director
                                   BOT North America                President & Director
                                        International, Inc.
                                   BOT Information Services,        Chairman & Director
                                   Inc.

Shin Nakahara                      Tohlease Corporation             Chairman & Director
 Chairman                          The Bank of Tokyo Canada         Director
                                   Union Bank                       Director
                                   The Bank of Tokyo, Ltd.          Residing Manager Director
                                   BOT Financial Corporation        Chairman & Director
                                   BOT North America                Chairman & Director
                                    International, Inc.

Sachio Kohjima                     The Bank of Tokyo Ltd.           Director
 President and Director                Tohlease Corporation         Director & President
                                   BOTT Business Services,          Director & President
                                     Inc.
                                   BOT Information Services,        Director
                                     Inc.
                                   C.K.M.B. Corporation             Director
                                   NPMM Realty, Inc.                Director
                                   Port Charlotte Realty            Director
                                    Holding Corporation
                                   JCR Florida Holding              Director
                                    Corporation
                                   Poseidon Realty Holding          Director
                                   Corporation
                                   Woodhall Realty Holding          Director
                                    Corporation
                                   Grant Realty Holding             Director
                                   Cosmic Realty Holding            Director
                                    Corporation
                                   Nova Realty Holding              Director
                                    Corporation
                                   450 NJ Corp.                     Director
                                   Merit Realty Holding             Director
                                    Corporation
                                   Arise Realty Holding             Director

Name and Position             Name of                               Connection with
with Investment Advisor       Other Company                         Other Company
-----------------------       -------------                         --------------
                              Corporation
                             Spire Apartments Realty                Director
                              Holding Corporation
                             Mount Olive Realty                     Director
                              Corp.
                             Jeff Val Corporation                   Director
                             Lang Realty Holding                    Director
                              Corporation
                             Arch Street Realty                     Director
                              Holding Corporation
                             Sovereign Market Street                Director
                              Realty Holding Corporation
                             Dutchess Turnpike Realty               Director
                              Holding Corporation
                             Stonybrook "347" Realty                Director
                              Holding Corporation
                             Taft 50th Street Realty                Director
                              Holding Corporation
                             Aurora 59 Realty Holding               Director
                              Corporation
                             St. Pete Realty Holding                Director
                              Corporation
                             Gulf Realty Holding                    Director
                              Corporation

Isaac Shapiro                Skadden, Arps, Slate                   Partner
 Director                     Meagher & Flom

Donald Riefler               Niagara Mohawk Power                   Director
 Director                     Corporation
                             Liberty Brokerage Inc.                 Director

Eugene McCulloch              BOT Financial Corporation             President & CEO
 Director

James Hindenach                    --                                   --
 Director

Name and Position             Name of                               Connection with
with Investment Advisor       Other Company                         Other Company
-----------------------       -------------                         --------------
Gerald Curtis                 Columbia University                   Professor
 Director                          East Asian Institute             Director

Michael Bradfield             Jones, Day, Reavis                    Partner
 Director                           & Pogue

Evan Greenberg                 American International               President & CEO
                                   Underwriters



The principal address of BOT Asset Management (UK) Limited is 12-15 Finsbury Circus, London EC2M 7BT England. BOT Asset Management (UK) Limited is an investment adviser registered under the Advisors Act.





Elichi Yoshimura              The Bank of Tokyo, Ltd.               Senior Managing Director
 Director

Tadashi Kurachi                        "         "                  Resident Managing
 Director                                                            Director for Europe

Tadashi Yanagisawa
 Director, Managing Director
 and Chief Executive Officer

Fumio Hashimoto               BOT Asset Management                  President
 Director                               Ltd., Tokyo

Kazuro Asano                  The Bank of Tokyo,                    General Manager
 Director                               Ltd. London Office


Item 29.  Principal Underwriters:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


    SEI Daily Income Trust                         July 15, 1982
    SEI Liquid Asset Trust                         November 29, 1982
    SEI Tax Exempt Trust                           December 3, 1982
    SEI Index Funds                                July 10, 1985
    SEI Institutional Managed Trust                January 22, 1987
    SEI International Trust                        August 30, 1988
    The Compass Capital Group                      March 8, 1991
    FFB Lexicon Funds                              October 18, 1991
    The Advisors' Inner Circle Fund                November 14, 1991
    The Pillar Funds                               February 28, 1992
    CUFUND                                         May 1, 1992
    STI Classic Funds                              May 29, 1992
    CoreFunds, Inc.                                October 30, 1992
    First American Funds, Inc.                     November 1, 1992
    First American Investment Funds, Inc.          November 1, 1992
    The Arbor Fund                                 January 28, 1993
    1784 Funds                                     June 1, 1993
    The PBHG Funds, Inc.                           July 16, 1993
    MarquisSM Funds                                August 17, 1993
    Morgan Grenfell Investment Trust               January 3, 1994
    Inventor Funds, Inc.                           August 1, 1994
    The Achievement Funds Trust                    December 27, 1994
    Insurance Investment Products Trust            December 30, 1994
    Bishop Street Funds                            January 27, 1995
    CrestFunds, Inc.                               March 1, 1995
    Conestoga Family of Funds                      May 1, 1995
    STI Classic Variable Trust                     August 18, 1995


         SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


    (b) Information with respect to each director, officer or partner of each principal underwriter named in answer to Item 21 of Part B (Underwriters) is as follows (unless otherwise noted, the business address of each director or officer is 680 E. Swedesford Road, Wayne, Pennsylvania 19087):

                                                 Position and Office                                          Positions and Offices
Name                                             with Underwriter                                                with Registrant
----                                             ----------------                                                ---------------
Alfred P. West, Jr.                            Director, Chairman & Chief Executive Officer                             --
Henry H. Greer                                 Director, President & Chief Operating Officer                            --
Carmen V. Romeo                                Director, Executive Vice President & Treasurer                          Treasurer
Gilbert L. Beebower                            Executive Vice President                                                 --
Richard B. Lieb                                Executive Vice President                                                 --
Charles A. Marsh                               Executive Vice President-Capital Resources Division                      --
Leo J. Dolan, Jr.                              Senior Vice President                                                    --
Carl A. Guarino                                Senior Vice President                                                    --
Jerome Hickey                                  Senior Vice President                                                    --
David G. Lee                                   Senior Vice President                                           President and Chief
                                                                                                                Executive Officer
William Madden                                 Senior Vice President                                                    --
A. Keith McDowell                              Senior Vice President                                                    --
Dennis J. McGonigle                            Senior Vice President                                                    --
Hartland J. McKeown                            Senior Vice President                                                    --
James V. Morris                                Senior Vice President                                                    --
Steven Onofrio                                 Senior Vice President                                                    --
Kevin P. Robins                                Senior Vice President, General Counsel &                        Vice President and
                                                   Secretary                                                   Assistant Secretary
Robert Wagner                                  Senior Vice President                                                    --
Patrick K. Walsh                               Senior Vice President                                                    --
Kenneth Zimmer                                 Senior Vice President                                                    --
Robert Crudup                                  Managing Director                                                        --
Vic Galef                                      Managing Director                                                        --
Kim Kirk                                       Managing Director                                                        --
John Krzeminski                                Managing Director                                                        --
Carolyn McLaurin                               Managing Director                                                        --
Barbara Moore                                  Managing Director                                                        --
Donald Pepin                                   Managing Director                                                        --
Mark Samuels                                   Managing Director                                                        --
Wayne M. Withrow                               Managing Director                                                        --
Mick Duncan                                    Team Leader                                                              --
Vicki Malloy                                   Team Leader                                                              --
Robert Aller                                   Vice President                                                           --
Charles Baker                                  Vice President                                                           --
Steve Bendinelli                               Vice President                                                           --
Cris Brookmyer                                 Vice President & Controller                                              --
Gordon W. Carpenter                            Vice President                                                           --
Robert B. Carroll                              Vice President & Assistant Secretary                            Vice President and
                                                                                                               Assistant Secretary
Todd B. Cipperman                              Vice President & Assistant Secretary                                     --
Ed Daly                                        Vice President                                                           --
Jeff Drennen                                   Vice President                                                           --
Lucinda Duncalfe                               Vice President                                                           --
Kathy Heilig                                   Vice President                                                           --
Lawrence D.

                                                 Position and Office                                          Positions and Offices
Name                                             with Underwriter                                                with Registrant
----                                             ----------------                                                ---------------
 Hutchinson                                    Vice President                                                           --
Michael Kantor                                 Vice President                                                           --
Samuel King                                    Vice President                                                           --
Donald H. Korytowski                           Vice President                                                           --
Robert S. Ludwig                               Vice President                                                           --
Jack May                                       Vice President                                                           --
Sandra K. Orlow                                Vice President & Assistant Secretary                            Vice President and
                                                                                                               Assistant Secretary
Larry Pokora                                   Vice President                                                           --
Kim Rainey                                     Vice President                                                           --
Paul Sachs                                     Vice President                                                           --
Steve Smith                                    Vice President                                                           --
Daniel Spaventa                                Vice President                                                           --
Kathryn L. Stanton                             Vice President & Assistant Secretary                            Vice President and
                                                                                                               Assistant Secretary
William Zawaski                                Vice President                                                           --
James Dougherty                                Director of Brokerage Services                                           --


Item 30.                                       Location of Accounts and Records:

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

         (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
         (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                             CoreStates Bank, N.A.

                             5th and Market Street
                             Philadelphia, Pennsylvania  19105


                             State Street Bank & Trust Company
                             Securities Operations/Network Administration

                             P.O. Box 1631
                             Boston, Massachusetts  02105


         (b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and
         (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's
         Administrator:

                             SEI Financial Management Corporation

                             680 E. Swedesford Road
                             Wayne, Pennsylvania  19087


         (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

                             Union Capital Advisors, A Division of Union Bank

                             445 South Figueroa Street
                             Los Angeles, California  90071


Item 31.                     Management Services:  None.

Item 32.                     Undertakings:

         Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

         Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                     NOTICE

         A copy of the Agreement and Declaration of Trust for Stepstone Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 13 to Registration Statement No. 33-37687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 15th day of November, 1995.


                                                   STEPSTONE FUNDS



                                                   By:  /s/ David G. Lee
                                                       ---------------------------------------------------------------
                                                       David G. Lee, President and
                                                       Chief Executive Officer
ATTEST:

 /s/ Jeffrey A. Cohen
--------------------------------------------------
Jeffrey A. Cohen, Controller

         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity on the dates indicated.


             *                                              Trustee                  November 15, 1995
------------------------------------------
Robert A. Nesher

             *                                              Trustee                  November 15, 1995
------------------------------------------
William R. Howell

             *                                              Trustee                  November 15, 1995
------------------------------------------
Michael L. Noel

             *                                              Trustee                  November 15, 1995
------------------------------------------
Paul L. Smith

             *                                              Trustee                  November 15, 1995
------------------------------------------
Steven K. Joiner

 /s/ Jeffrey A. Cohen                                       Controller               November 15, 1995
-----------------------------------
Jeffrey A. Cohen

 /s/ David G. Lee                                           President and Chief      November 15, 1995
------------------------------------                        Executive Officer
David G. Lee



*By:   /s/ David G. Lee
      -----------------------------
       David G. Lee
       Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit                                                                     Page


EX-99.B1 Declaration of Trust, as amended May 12, 1992 (incorporated by reference to Post-Effective Amendment No. 3).



EX-99.B1(a)             Amendment to Declaration of Trust dated March 1, 1994
                        (incorporated by reference to Post-Effective Amendment
                        No. 9).



EX-99.B2                By-Laws (incorporated by reference to Pre-Effective
                        Amendment No. 1).



EX-99.B3                Not Applicable.




EX-99.B4                Not Applicable.



EX-99.B5(a)             Investment Advisory Agreement with Union Capital
                        Advisors, A Division of Union Bank (incorporated by reference to exhibit (5)(b) to Pre-Effective Amendment
                        No. 2).



EX-99.B5(b)             Schedule C to Investment Advisory Agreement
                        (incorporated by reference to exhibit (5)(c) to Post-Effective Amendment No. 6).



EX-99.B5(c)             Form of Sub-Advisory Agreement between Union Capital
                        Advisors and Bank of Tokyo Trust Company (incorporated by reference to exhibit (5)(d) to Post-Effective
                        Amendment No. 9).



EX-99.B5(d)             Form of Sub-Advisory Agreement between Union Capital
                        Advisors and BOT Asset Management (UK), (incorporated by reference to exhibit (5)(e) to Post-Effective
                        Amendment No. 11).



EX-99.B6 Distribution Agreement (incorporated by reference to Pre-Effective Amendment No. 2).



EX-99.B7                Not Applicable.



EX-99.B8 Custodian Agreement (incorporated by reference to Pre-Effective Amendment No. 2).



EX-99.B8(a)             Form of Foreign Custody Agreement with State Street
                        Bank & Trust Company (incorporated by reference to
                        Post-Effective Amendment No.  12).



EX-99.B9 Administration Agreement, as amended March 9, 1993 (incorporated by reference to exhibit (5)(a) to Post-Effective Amendment No. 5).

EX-99.B10               Opinion and Consent of Counsel (incorporated by
                        reference to Pre-Effective Amendment No. 2).



EX-99.B11               Consent of Independent Public Accountants, filed
                        herewith.



EX-99.B12               Not Applicable.



EX-99.B13               Not Applicable.



EX-99.B14               Not Applicable.



EX-99.B15               Distribution Plan - Investment Class (incorporated by
                        reference to Pre Effective Amendment No. 2).



EX-99.B15(b)            Distribution Plan - Class C, filed herewith.



EX-99.B16               Performance Quotation Computation (incorporated by
                        reference to Pre-Effective Amendment No. 2).



EX-99.B18               Rule 18f-3 Plan, as amended, filed herewith.



EX-99.B24               Powers of Attorney (incorporated by reference to
                        Post-Effective  Amendment No. 12).